Other liabilities	6 Months Ended
Jun. 30, 2025
Other Liabilities
Other liabilities

Note 9 – Other liabilities

Other liabilities mainly consisted of convertible promissory note. As of December 31, 2024, the balance of other liabilities was $2,856,120, and the outstanding balances was converted to common stock on January 24, 2025. As of June 30, 2025, the balance of other liabilities was nil.